Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Nov. 30, 2012
Debt Instrument [Line Items]
Long-term debt including current portion	¥ 1,182,566	¥ 1,094,716
Less - Portion due within one year	265,918	156,288
Total	916,648	938,428
Capital lease obligations and other, due 2013 to 2026
Debt Instrument [Line Items]
Long-term debt including current portion		44,125
Capital lease obligations and other, due 2014 to 2027 [Member]
Debt Instrument [Line Items]
Long-term debt including current portion	90,560
Unsecured loans, due 2013 to 2024, with interest rates ranging from 0.37% to 5.10% per annum
Debt Instrument [Line Items]
Long-term debt including current portion		567,952
Unsecured loans, due 2014 to 2024, with interest rates ranging from 0.33% to 5.53% per annum
Debt Instrument [Line Items]
Long-term debt including current portion	482,778
Unsecured 1.57% bonds, due 2015
Debt Instrument [Line Items]
Long-term debt including current portion	29,997	29,995
Unsecured 1.75% bonds, due 2015
Debt Instrument [Line Items]
Long-term debt including current portion	24,999	24,998
Unsecured 1.40% bonds, due 2013
Debt Instrument [Line Items]
Long-term debt including current portion		10,700
Unsecured 1.30% bonds, due 2014
Debt Instrument [Line Items]
Long-term debt including current portion	110,000	110,000
Unsecured 0.55% bonds, due 2016
Debt Instrument [Line Items]
Long-term debt including current portion	10,000	10,000
Unsecured 0.66% bonds, due 2017
Debt Instrument [Line Items]
Long-term debt including current portion	45,000	45,000
Unsecured 0.43% bonds, due 2018
Debt Instrument [Line Items]
Long-term debt including current portion	10,000	10,000
Unsecured 0.86% bonds, due 2018
Debt Instrument [Line Items]
Long-term debt including current portion	150,000
Unsecured 2.00% bonds, due 2018
Debt Instrument [Line Items]
Long-term debt including current portion	16,300	16,300
Unsecured 2.07% bonds, due 2019
Debt Instrument [Line Items]
Long-term debt including current portion	50,000	50,000
Unsecured 1.41% bonds, due 2022
Debt Instrument [Line Items]
Long-term debt including current portion	10,000	10,000
Unsecured zero coupon convertible bonds, due 2017
Debt Instrument [Line Items]
Long-term debt including current portion	118,780	150,000	150,000
Secured 0.10% loans, due 2016
Debt Instrument [Line Items]
Long-term debt including current portion	20,000
Guarantee deposits received
Debt Instrument [Line Items]
Long-term debt including current portion	¥ 14,152	¥ 15,646